Tax and social security obligations	12 Months Ended
Dec. 31, 2022
Tax and Social Security Obligations [Abstract]
Tax and social security obligations	Tax and social security obligations

	2022	2021

Income Tax (IRPJ and CSLL) (i)	143,133	273,395
Taxes on long term incentive plan (ii)	120,194	155,454
Contributions over revenue (PIS and COFINS)	11,475	32,140
Taxes on services (ISS)	20,042	23,260
Contributions for Social Security (INSS)	24,927	20,318
Others	45,648	45,084
Total	365,419	549,651
Current	365,419	549,651
Non-current	—	—

(i) The Group income tax liability is presented net of tax assets which the entities are allowed to offset during the current year. The line includes current Corporate Income Tax (CIT) liability of R$164,767 (R$298,088 - 2021), taxes that XP is responsible to pay on behalf of its clients (i.e., withholding taxes over client’s investments) in the amount of R$20,741 (R$17,561 - 2021) and withholding taxes assets of R$42,375 (R$42,254 - 2021).
(ii) The amount classified as “Taxes on long term incentive plan” includes mostly contributions to Brazilian Social Security Programs FGTS and INSS.